UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22107

SEI Structured Credit Fund, L.P.

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

James Ndiaye

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2269

Date of fiscal year end: December 31, 2010

Date of reporting period: June 30, 2010

Item 1.	Reports to Stockholders.

SEI STRUCTURED CREDIT FUND, L.P.

Financial Statements (Unaudited)

For the period January 1, 2010 through June 30, 2010

SEI Structured Credit Fund, L.P.

Financial Statements

For the period January 1, 2010

through June 30, 2010

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission’s website at http://www.sec.gov.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2010

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (C) — 90.1%

CAYMAN ISLANDS — 90.1%
Aberdeen Loan Funding, Ser 2008-1A, Cl B 1.994%, 11/01/18 (A)(B)	$4,500,000	$3,330,000
ACAS Business Loan Trust, Ser 2004-1A, Cl A 0.636%, 10/25/17 (A)(B)	569,590	542,534
ACAS Business Loan Trust, Ser 2005-1A 0.566%, 07/25/19 (A)(B)	8,234,417	7,431,561
ACAS Business Loan Trust, Ser 2007-1A, Cl A 0.576%, 08/16/19 (A)(B)	893,751	804,376
ACAS Business Loan Trust, Ser 2007-2A, Cl A 0.836%, 11/18/19 (A)(B)	747,941	658,188
ACAS CLO, Ser 2007-1A, Cl A1J 0.615%, 04/20/21 (A)(B)	6,800,000	5,236,000
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl E 11.460%, 04/16/21 (B)	2,000,000	610,000
Ares IX CLO, Ser 2007-11A, Cl SUB 20.930%, 04/20/17 (A)(B)	3,050,000	1,098,000
CapitalSource Commercial Loan Trust, Ser 2006-1A, Cl B 0.597%, 08/22/16 (A)(B)	3,181,176	2,942,588
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl A1A 0.557%, 09/20/22 (A)(B)	245,604	230,868
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl A1B 0.677%, 09/20/22 (A)(B)	5,712,000	4,912,320
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl APT 0.587%, 09/20/22 (A)(B)	1,090,466	1,019,586
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl C 1.028%, 09/20/22 (A)(B)	5,000,000	2,900,000
CapitalSource Commercial Loan Trust, Ser 2007-1A, Cl A 0.478%, 03/20/17 (A)(B)	6,509,314	6,053,662
CIFC Funding, Ser 2007-1A, Cl A3L 1.124%, 05/10/21 (A)(B)	2,800,000	1,624,000
CIFC Funding, Ser 2007-2A, Cl B 1.053%, 04/15/21 (A)(B)	5,000,000	2,800,000
CIFC Funding, Ser 2007-3A, Cl B 1.566%, 07/26/21 (A)(B)	12,000,000	6,315,600
CIT CLO, Ser 2007-1A, Cl D 2.539%, 06/20/21 (A)(B)	3,000,000	1,410,000
CIT CLO, Ser 2007-1A, Cl E 5.539%, 06/20/21 (A)	1,263,000	505,200
COLTS Trust, Ser 2005-2A, Cl C 1.389%, 12/20/18 (A)(B)	9,250,000	5,365,000
COLTS Trust, Ser 2007-1A, Cl C 1.339%, 03/20/21 (A)(B)	26,500,000	15,105,000
Commercial Industrial Finance, Ser 2006-1A, Cl A3L 1.075%, 10/20/20 (A)(B)	5,000,000	3,150,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2010

Description	Par Value	Fair Value
Duane Street CLO V, Ser 2007-5A, Cl SN N/A%, 10/14/21 (B)	$2,500,000	$750,000
Duane Street CLO, Ser 2006-3A, Cl C 1.054%, 01/11/21 (A)(B)	8,000,000	4,800,000
Emporia Preferred Funding, Ser 2007-3A, Cl C 1.213%, 04/23/21 (A)(B)	13,438,000	8,465,940
FM Leveraged Capital Fund, Ser 2006-2A, Cl B 0.915%, 11/15/20 (A)(B)	2,340,000	1,591,200
FM Leveraged Capital Fund, Ser 2006-2A, Cl D 2.045%, 11/15/20 (A)(B)	15,996,000	7,998,000
Franklin CLO IV 5.200%, 09/20/15	2,000,000	200,000
Freidberg Milstein Preferred N/A%, 01/15/19 (A)	1,000,000	15,000
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl B1 1.203%, 01/15/19 (A)(B)	1,400,000	910,000
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl B2 5.409%, 01/15/19 (B)	2,000,000	1,500,000
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl C1 1.753%, 01/15/19 (A)(B)	2,053,245	1,026,623
Gleneagles CLO, Ser 2005-1A 1.244%, 11/01/17 (A)(B)	15,500,000	7,517,500
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl B 0.905%, 12/20/18 (A)(B)	15,500,000	10,230,000
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1B, Cl C 1.305%, 12/20/18 (A)(B)	21,210,000	11,665,500
Grayson CLO, Ser 2006-1A, Cl A1B 0.704%, 11/01/21 (A)(B)	28,000,000	17,360,000
Grayson CLO, Ser 2006-1A, Cl A2 0.754%, 11/01/21 (A)(B)	10,000,000	6,000,000
GSC Partners CDO Fund, Ser 2004-5A, Cl A1 0.845%, 11/20/16 (A)(B)	8,357,784	7,689,161
GSC Partners CDO Fund, Ser 2006-7A, Cl C 1.497%, 05/25/20 (A)(B)	9,000,000	4,590,000
Jasper CLO, Ser 2005-1A, Cl B 0.924%, 08/01/17 (A)(B)	5,000,000	3,600,000
Lightpoint CLO, Ser 2006-4A, Cl C 2.103%, 04/15/18 (A)(B)	6,750,000	3,712,500
MC Funding CLO, Ser 2006-1A, Cl C 1.489%, 12/20/20 (A)(B)	10,000,000	6,400,000
Newstar Trust, Ser 2007-1A, Cl A1 0.778%, 09/30/22 (A)(B)	5,681,062	4,814,700
Ocean Trails CLO, Ser 2007-2A, Cl A2 0.658%, 06/27/22 (A)(B)	500,000	365,000
Red River CLO, Ser 1A, Cl B 0.794%, 07/27/18 (A)(B)	5,000,000	2,950,000
Rockwall CDO, Ser 2006-1A, Cl A1LA 0.644%, 08/01/21 (A)(B)	6,344,434	4,441,104
Rockwall CDO, Ser 2007-1A, Cl A1LB 0.894%, 08/01/24 (A)(B)	12,000,000	6,120,000
Sargas CLO, Ser 2006-1A, Cl INC N/A%, 10/20/18 (B)	2,834,402	992,041
Sargas CLO, Ser 2006-1A, Cl A2 0.555%, 10/20/18 (A)(B)	8,571,025	7,542,502
Sargas CLO, Ser 2006-1A, Cl B 0.705%, 10/20/18 (A)(B)	1,885,626	1,489,644
Sargas CLO, Ser 2006-1A, Cl C 0.905%, 10/20/18 (A)(B)	19,284,807	13,885,061
Stone Tower CDO, Ser 2004-1A, Cl B1L 3.078%, 01/29/40 (A)(B)	3,632,313	127,131
Stone Tower CDO, Ser 2004-1A, Cl A1LA 0.828%, 01/29/20 (A)(B)	5,035,643	4,129,227

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2010

Description	Par Value/Cost/Shares	Fair Value
Telos CLO, Ser 2006-1A, Cl C 1.144%, 10/11/21 (A)(B)	$7,000,000	$3,290,000
Telos CLO, Ser 2006-1A, Cl D 1.994%, 10/11/21 (A)(B)	8,000,000	2,960,000
Telos CLO, Ser 2007-2A, Cl D 2.503%, 04/15/22 (A)(B)	12,000,000	4,200,000
Waterfront CLO, Ser 2007-1A, Cl A2 0.703%, 08/02/20 (A)(B)	4,375,000	3,259,375
Waterfront CLO, Ser 2007-1A, Cl A3 0.853%, 08/02/20 (A)(B)	4,500,000	3,217,500
Westchester CLO, Ser 2007-1A, Cl C 1.194%, 08/01/22 (A)(B)	7,132,899	2,139,870
Westwood CDO, Ser 2007-2A, Cl A2 0.666%, 04/25/22 (A)(B)	5,000,000	3,550,000
Westwood CDO, Ser 2007-2A, Cl C 1.016%, 04/25/22 (A)(B)	15,000,000	7,650,000
Zohar CDO, Ser 2007-3A, Cl A2 1.089%, 04/15/19 (A)(B)	10,000,000	3,800,000

		260,989,062

Total Asset-Backed Securities (Cost $225,456,771)		260,989,062

HEDGE FUNDS — 9.0%

CAYMAN ISLANDS — 9.0%
Ares Enhanced Credit Opportunities, L.P.(D)(H)(I)	9,000,000	8,917,983
Goldentree Credit Opportunities, L.P. (D) (I)	7,500,000	7,686,698
Highland Financial Partners, L.P. (D)(G)(I)	7,500,000	—
Stone Tower Credit, L.P. (D)	10,000,000	9,566,880

		26,171,561

Total Hedge Funds (Cost $34,000,000)		26,171,561

MONEY MARKET FUND — 0.6%

UNITED STATES — 0.6%
SEI Daily Income Trust Prime Obligation Fund, Cl A, 0.110% (E)(F)	1,820,488	1,820,488

Total Money Market Fund (Cost $1,820,488)		1,820,488

Total Investments — 99.7%
(Cost $261,277,259)		$288,981,111

The following restricted securities were held by the Fund as of June 30, 2010:

	Acquisition Date	Cost	Fair Value	% of Partners’ Capital	First Available Redemption Date	Liquidity Frequency
Ares Enhanced Credit Opportunities, L.P.	5/1/2008	$9,000,000	$8,917,983	3.1%	6/30/2011	Quarterly

Goldentree Credit Opportunities, L.P.	12/4/2007	7,500,000	7,686,698	2.6%	12/31/2010	Semi-Annual

Highland Financial Partners, L.P.	6/11/2008	7,500,000	—	0.0%	N/A — Fund in liquidation	N/A — Fund in liquidation

Stone Tower Credit, L.P.	8/1/2008	10,000,000	9,566,880	3.3%	3/31/2010	Quarterly

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2010

Percentages based on Partners’ Capital of $289,764,872.

CDO	— Collateralized Debt Obligation
CIFC	— Commercial Industrial Finance Corporation
Cl	— Class
CLO	— Collateralized Loan Obligation
L.P.	— Limited Partnership
Ser	— Series

(A)	Variable rate security. The rate reported is the rate in effect as of June 30, 2010.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(C)	Securities considered illiquid. The total value of such securities as of June 30, 2010 was $260,989,062 and represented 90.1% of Partners’ Capital.
(D)	Security considered restricted.
(E)	Rate shown is the 7-day effective yield as of June 30, 2010.
(F)	Investment in affiliated security.
(G)	Hedge Fund is in liquidation. Distributions from the Hedge Fund in liquidation may be received at anytime, subject to the discretion of the Hedge Fund.
(H)	The selected class of Hedge Fund is still in its initial lock — up period. The frequency of redemptions may be extended until the Hedge Fund exits this period.
(I)	Non–income producing security.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$—	$260,989,062	$260,989,062
Hedge Funds	—	17,253,578	8,917,983	26,171,561
Money Market Fund	1,820,488	—	—	1,820,488

Total Investments in Securities	$1,820,488	$17,253,578	$269,907,045	$288,981,111

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities	Hedge Funds
Beginning balance as of January 1, 2010	$284,944,211	$14,873,234
Accrued discounts/premiums	1,667,359	—
Realized gain/(loss)	53,032,009	—
Change in unrealized appreciation/(depreciation)	(17,647,536)	612,882
Net purchases/sales	(61,006,981)	—
Net transfer in and/or out of Level 3	—	(6,568,133	)*

Ending balance as of June 30, 2010	$260,989,062	$8,917,983

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(6,492,037)	$612,882

*	Represents a transfer from Level 3 to Level 2 due to a change in liquidity terms for the underlying Hedge Fund.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—”are $0 or have been rounded to $0.

SEI Structured Credit Fund, L.P.

Statement of Assets and Liabilities (Unaudited)

June 30, 2010

Assets
Investments, at value (cost $259,456,771)	$287,160,623
Affiliated investment, at value (cost $1,820,488)	1,820,488
Interest receivable from investments	855,765
Prepaid expense	35,887

Total assets	$289,872,763

Liabilities
Administration fees payable	$24,149
Other liabilities	83,742

Total liabilities	107,891

Partners’ capital
Limited Partners’ capital	289,764,872

Total liabilities and Limited Partners’ capital	$289,872,763

See accompanying notes.

SEI Structured Credit Fund, L.P.

Statement of Operations (Unaudited)

For the period January 1, 2010

through June 30, 2010

Investment income
Interest income	$6,405,726
Income from affiliate	8,733

6,414,459

Expenses
Administration fee	140,599
Professional fees	91,600
Insurance fees	35,887
Directors’ fees	15,000
Miscellaneous expenses	12,189

Total expenses	295,275
Net investment income	6,119,184

Net realized and unrealized gain on investments
Net realized gain on investments	55,293,507
Net change in unrealized depreciation on investments	(15,135,639)

Net realized and unrealized gain on investments	40,157,868

Net increase in partners’ capital resulting from operations	$46,277,052

See accompanying notes.

SEI Structured Credit Fund, L.P.

Statement of Changes in Limited Partners’ Capital

	For the period January 1, 2010 through June 30, 2010 (Unaudited)	For the year ended December 31, 2009
From operations
Net investment income	$6,119,184	$15,068,823
Net realized gain on investments	55,293,507	70,735,025
Net change in unrealized appreciation (depreciation) on investments	(15,135,639)	135,850,833

Net increase in Limited Partners’ capital resulting from operations	46,277,052	221,654,681

Partners’ capital transactions
Capital contributions	20,000,000	44,884,375
Capital distribution*	(94,992,481)	—
Capital redemptions	(793,702)	(20,157,850)

Net increase (decrease) in Limited Partners’ capital derived from capital transactions	(75,786,183)	24,726,525

Net increase (decrease) in Limited Partners’ capital	(29,509,131)	246,381,206
Limited Partners’ capital beginning of period	319,274,003	72,892,797

Limited Partners’ capital end of period	$289,764,872	$319,274,003

*	See Note 5 in Notes to Financial Statements.

See accompanying notes.

SEI Structured Credit Fund, L.P.

Statement of Cash Flows (Unaudited)

For the period January 1, 2010

through June 30, 2010

Cash flows from operating activities
Net increase in Limited Partners’ capital resulting from operations	$46,277,052
Adjustments to reconcile net increase in Limited Partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(133,627,455)
Proceeds from sales of long-term investments	179,205,343
Amortization	(3,976,768)
Net purchases of short-term investments	27,885,102
Net realized gain on investments	(55,293,507)
Net change in unrealized appreciation (depreciation) on investments	15,135,639
Decrease in interest receivable	238,302
Increase in prepaid expenses	(35,887)
Decrease in administration fees payable	(4,126)
Decrease in other accrued expenses	(17,512)

Net cash provided by operating activities	75,786,183

Cash flows from financing activities
Capital contributions	20,000,000
Capital distribution*	(94,992,481)
Capital redemptions	(793,702)

Net cash used in financing activities	(75,786,183)

Net increase in cash and cash equivalents	—

Cash and cash equivalents
Beginning of period	—

End of period	$—

*	See Note 5 in Notes to Financial Statements.

See accompanying notes.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited)

June 30, 2010

1. Organization

SEI Structured Credit Fund, LP (the “Fund”) is a Delaware limited partnership established on June 26, 2007 and commenced operations on August 1, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified, management investment company. The Fund offers limited partnership interests (“Interests”) of the Fund solely through private placement transactions to investors (“Limited Partners”) that have signed an investment management agreement with SEI Investments Management Corporation (“SIMC” or the “Adviser”), the investment adviser to the Fund. SEI Structured Credit Segregated Portfolio (the “Segregated Portfolio”), has invested substantially all of its assets into the Fund. As of June 30, 2010, the Segregated Portfolio owned approximately 74.2% of the Fund; while the remaining Limited Partner owned approximately 25.8% of the Fund.

The Fund’s objective is to seek to generate high total returns. There can be no assurance that the Fund will achieve its objective. The Fund pursues its investment objective by investing in a portfolio comprised of collateralized debt obligations (“CDOs”) and other structured credit investments. CDOs involve special purpose investment vehicles formed to acquire and manage a pool of loans, bonds and/or other fixed income assets of various types. CDOs fund their investments by issuing several classes of securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CDO. In addition to CDOs, the Fund’s investments may include fixed income securities, loan participations, credit-linked notes, medium term notes, registered and unregistered investment companies or pooled investment vehicles, and derivative instruments, such as credit default swaps and total return swaps (collectively with CDOs, “Structured Credit Investments”).

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund and has no investment in the Fund as of June 30, 2010. The General Partner has delegated the management and control of the business and affairs of the Fund to the Board of Directors (the “Board”). A majority of the Board is and will be persons who are not “interested persons” (as defined in the 1940 Act) with respect to the Fund.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2010

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally acceptable accounting principals (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and it is reasonably possible that differences could be material.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities, which qualify as financial instruments approximates the carrying amounts presented on the Statement of Assets and Liabilities. At any given time, fair value of financial investments could be materially different from market value of the investments.

Valuation of Investments

CDOs and other Structured Credit Investments are priced based upon valuations provided by independent, third party pricing agents using their proprietary valuation methodology. The third-party pricing agents may value Structured Credit Investments at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

If a price for a CDO or other Structured Credit Investment cannot be obtained from an independent, third-party pricing agent, the Fund shall seek to obtain a bid price from at least one independent broker. In such cases, it is possible that the independent broker providing the price on the CDO or Structured Credit Investment is also a market maker, and in many cases the only market maker, with respect to that security. As of June 30, 2010 all of asset-backed securities are valued by an independent broker who is also a market maker.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2010

2. Significant Accounting Policies (continued)

Valuation of Investments (continued)

A dealer’s valuation reflects their reasonable judgment of the price of an asset, assuming an arm’s length transaction at the valuation date between knowledgeable, willing market participants and sufficient time in advance of the valuation date to market the instrument. It generally assumes a round lot institutional transaction, without consideration for whether the client is long or short the instrument, and without adjustment for the size of the client’s position. The valuation pertains to an assumed transaction, does not necessarily reflect actual quoted or other prices, and does not indicate that an active market exists for the financial instrument.

A dealer’s price is formulated using a combination of observable market transactions of the exact security or a similar security and internal models. Bids-Wanted-In Competition, or BWICs, are widely distributed auctions of securities whose results are the primary input used by dealers to establish valuations for structured credit securities. Dealers supplement BWIC results with private transactions and model-driven valuations. Model-driven valuations require assumptions regarding default, recovery, and prepayment rates that are consistent with current market conditions.

In situations where market inputs are not available or do not provide a sufficient basis under current market conditions for pricing the instrument, the valuation may reflect the dealer’s trader’s view of the assumptions that reasonable market participants would use in pricing the instrument. Since market participants may have materially different views as to future supply, demand, credit quality and other factors relevant to pricing financial instruments, as well as bid and ask prices, valuations may differ materially among dealers. The actual level at which these instruments trade (if trades occur) could be materially different from the dealer’s valuation.

Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2010

2. Significant Accounting Policies (continued)

Valuation of Investments (continued)

Examples of factors the Committee may consider are: the last trade price, the performance of the market or of the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. At June 30, 2010, there were no securities that were fair valued by the Committee.

Certain Structured Credit Investments may be structured as private investment partnerships. Traditionally, a trading market for holdings of this type does not exist. The fair value of the Fund’s Interest in such a private investment fund will represent the amount that the Fund could reasonable expect to receive from the private investment fund if the Fund’s Interest were sold at the time of valuation, determined based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Unless determined otherwise in accordance with the Fund’s Fair Value Procedures, the fair value of the Fund’s Interest in a private investment fund will usually be the value attributed to such interest, as of that time of valuation, as reported to the Fund by the private investment fund’s manager, administrator, or other designed agent. As a practical matter, the Adviser and the Board have little or no means of independently verifying the valuations provided by such private investment funds. In the unlikely event that a private investment fund does not report a value to the Fund on a timely basis and such fund is not priced by independent pricing agents of the Fund, the Fund would determine the fair value of the private investment fund based on the most recent value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. As of June 30, 2010, the Fund held the attributed fair value of $26,171,561 in investment funds.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2010

2. Significant Accounting Policies (continued)

Valuation of Investments (concluded)

The Board will periodically review the Fund’s valuation policies and will update them as necessary to reflect changes in the types of securities in which the Fund invests.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the funds have has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2010, there have been no significant changes to the Fund’s fair valuation methodologies.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2010

2. Significant Accounting Policies (continued)

Income Recognition and Security Transactions

Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts are included in interest income.

Collateralized Debt Obligations

The Fund invests in CDOs which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2010

2. Significant Accounting Policies (continued)

Collateralized Debt Obligations (continued)

In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Federal Taxes

The Fund intends to be treated as a partnership for federal, state, and local income tax purposes. The Limited Partners are responsible for the tax liability or benefit relating to its distributive share of taxable income or loss. Accordingly, no provision for federal, state, or local income taxes is reflected in the accompanying financial statements.

For the period ended June 30, 2010, in accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, “Audits of Investment Companies,” the Fund reclassified $6,119,184 and $55,293,507 from accumulated net investment income and accumulated net realized gain, respectively, to net Limited Partners’ capital. The reclassification was to reflect, as an adjustment to net Limited Partners’ capital, the amount of taxable income that has been allocated to the Limited Partners and has no effect on net assets.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2010

2. Significant Accounting Policies (concluded)

Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, since inception the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Restricted Securities

As of June 30, 2010, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of this investment. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. For the acquisition dates, cost and fair value of these investments, along with their liquidity terms at June 30, 2010, see the Schedule of Investments.

3. Adviser, Administrator and Other Transactions

The Adviser does not charge a management fee to the Fund. Limited Partners are responsible for paying the fees of the Adviser directly under their individual investment management agreement with the Adviser. Each agreement sets forth the fees to be paid to the Adviser, which are ordinarily expressed as a percentage of the Limited Partner’s assets managed by the Adviser. This fee, which is negotiated between the Limited Partner and the Adviser, may include a performance-based fee and/or a fixed-dollar fee for certain specified services.

The Adviser has voluntarily agreed that certain expenses of the Fund, including custody fees and administrative fees, calculated monthly, shall not in the aggregate exceed 0.50% per annum of the Fund’s net asset value, and the Adviser or its affiliates will waive Fund fees or reimburse Fund expenses to the extent necessary so that such 0.50% limit is not exceeded. The following expenses of the Fund are specifically excluded from the expense limit: organizational expenses; extraordinary, non-recurring and certain other unusual expenses; taxes and fees; and expenses incurred indirectly by the Fund through its investments in Structured Credit Investments. The Adviser may discontinue all or part of this waiver at any time.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2010

3. Adviser, Administrator and Other Transactions (continued)

SEI Global Services, Inc. (the “Administrator”), serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Fund. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Fund pays the Administrator a fee equal to 0.10% (on an annualized basis) of the Fund’s Net Asset Value which is accrued monthly based on month-end net assets and is paid monthly, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Investments Distribution Co. (the “Placement Agent”) serves as the Fund’s placement agent pursuant to an agreement with the Fund. The Placement Agent is a wholly owned subsidiary of SEI Investments Company. The Placement Agent was not compensated by the Fund for its services rendered under the agreement.

4. Allocation of Profits and Losses

The Fund maintains a separate capital account for each of its Limited Partners. As of the last day of each month, the Fund shall allocate net profits or losses for that month to the capital accounts of all Limited Partners, in proportion to their respective opening capital account balances for such month (after taking into account any capital contributions deemed to be made as of the first day of such month).

5. Partners’ Capital

The Fund, in the discretion of the Board, may sell interests to new Limited Partners and may allow existing Limited Partners to purchase additional Interests in the Fund on such days as are determined by the Board in its sole discretion. It is the Fund’s intention to allow limited purchases of Interests only during designated subscriptions periods as may be established by the Board or its designees (currently, the Adviser) and communicated to Limited Partners. The Board or its designee will determine the amount of Interests offered to Limited Partners during a subscription period at its discretion. During the established subscription periods, Interests may be purchased on a business day, or at such other times as the Board may determine, at the offering price (which is net asset value). The Fund may discontinue its offering at any time.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2010

5. Partners’ Capital (continued)

The Fund is a closed-end investment company, and therefore no Limited Partner will have the right to require the Fund to redeem its Interests. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Limited Partners. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. In determining whether the Fund should repurchase Interests from Limited Partners pursuant to written tenders, the Board will consider the recommendations of the Adviser.

The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests four times each year, as of the last business day of March, June, September, and December. However, Limited Partners will not be permitted to tender for repurchase Interests that were acquired less than two years prior to the effective date of the proposed repurchase.

Even after the initial two year period, it is possible that there will be extended periods during which illiquidity in the underlying investments held by the Fund or other factors will cause the Board to elect not to conduct repurchase offers. Such periods may coincide with periods of negative performance. In addition, even in the event of a repurchase offer, it is possible that there will be an oversubscription to the repurchase offer, in which case an Investor may not be able to redeem the full amount that the Investor wishes to redeem.

Section 19(a) of the 1940 Act requires a fund to notify its shareholders when a distribution is in excess of net income determined in accordance with GAAP. As previously stated, income and capital gains distributions are determined in accordance with income tax regulation, which may differ from GAAP. Thus, a tax required distribution could be greater than the GAAP required distribution.

The distribution payable from the Fund on January 29, 2010 is in excess of net income determined in accordance with GAAP. The amount of the distribution that is in excess of net income is estimated to be from a return of capital from the Fund.

6. Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments, during the period ended June 30, 2010 were $133,627,455 and $175,228,575 (net of amortization), respectively.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2010

6. Investment Transactions (continued)

As of June 30, 2010, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $261,277,259. Net unrealized appreciation on investments for tax purposes was $27,703,852 consisting of $45,378,058 of gross unrealized appreciation and $17,674,206 of gross unrealized depreciation.

7. Concentrations of Risk

In the normal course of business, the Fund trades various financial instruments and enters into various investment activities with off-balance sheet risk. The Fund’s satisfaction of the obligations may exceed the amount recognized in the statement of assets and liabilities.

(a) Market risk

Market risk encompasses the potential for both losses and gains and includes price risk and interest rate risk. The Fund’s market risk management strategy is driven by the Fund’s investment objective. The Adviser oversees each of the risks in accordance with policies and procedures.

(i) Price risk

Price risk is the risk the value of the instrument will fluctuate as a result of changes in market prices, whether caused by factors specific to an individual investment, its issuer or any factor affecting financial instruments traded in the market. As all of the Fund’s financial instruments are carried at fair value with fair value changes recognized in the Statement of Operations, all changes in market conditions directly affect net assets.

(ii) Interest rate risk

The fair value of the Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2010

7. Concentrations of Risk (continued)

(b) Counterparty credit risk

Counterparty credit risk is the risk a counterparty to a financial instrument could fail on a commitment that it has entered into with the Fund. The Fund minimizes counterparty credit risk by undertaking transactions with large well-capitalized counterparties or brokers and by monitoring the creditworthiness of these counterparties.

8. Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the following periods:

	For the period January 1, 2010 through June 30, 2010 (Unaudited)		For the year ended December 31, 2009	For the year ended December 31, 2008	For the period August 1, 2007* through December 31, 2007
Total return (1)	20.70	%(3)	189.59%	(62.03)%	5.82	%(3)

Limited Partners’ capital, end of period (000’s)	$289,765		$319,274	$72,893	$25,034

Ratios to average partners’ capital

Net investment income ratio†
Net investment income, net of waivers	4.27%		8.11%	18.28%	9.13	%(2)

Expense ratio†
Operating expenses, before waivers	0.21	%(2)	0.31%	0.51%	1.54	%(2)(4)
Operating expenses, net of waivers	0.21	%(2)	0.30%	0.49%	0.37	%(2)(4)

Portfolio turnover rate	44.23	%(3)	141.21%	13.88%	21.85	%(3)

*	Commenced operations.
†	Ratios do not include the Fund’s allocated share of income/expense from hedge funds.
(1)	Total return is calculated for all the Limited Partners taken as a whole. A Limited Partner’s return may vary from these returns based on the timing of capital transactions.
(2)	Annualized.
(3)	Not annualized.
(4)	Expense ratios include offering costs and tax liability costs, which are not annualized. Had the offering costs and tax liability costs been annualized, the ratio for “Operating expenses, before waivers” and “Operating expenses, net of waivers” would have been 1.67% and 0.50%, respectively.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (concluded)

December 31, 2009

9. Subsequent Event

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

SEI Structured Credit Fund, L.P.

Approval of the Advisory Agreements with the Adviser (Unaudited)

SEI Structured Credit Fund, L.P. (the “Fund”) has entered into an investment advisory agreement with SEI Investments Management Corporation (“SIMC” or the “Adviser”) dated July 20, 2007 (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the Fund’s assets.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Fund’s Advisory Agreement must be specifically approved by: (i) the vote of the Board of Directors of the Fund (the “Board”) or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the directors who are not parties to the Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any party to the Advisory Agreement (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Board must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a fund’s fees, fund boards are required to evaluate the material factors applicable to a decision to approve an advisory agreement.

The discussion immediately below summarizes the materials and information presented to the Board in connection with the Board’s Annual Review of the Advisory Agreement and the conclusions made by the Directors when determining to continue the Advisory Agreement for an additional one-year period.

Consistent with the responsibilities referenced above, the Board called and held a meeting on June 22, 2010 to consider whether to renew the Advisory Agreement. In preparation for the meeting, the Board provided SIMC with a written request for information and received and reviewed extensive written materials in response to that request, including information as to the performance of the Fund versus benchmarks, the levels of fees for various categories of services provided by SIMC and its affiliates and the overall expense ratio of the Fund, comparisons of such fees and expenses with such fees and expenses incurred by other funds, the costs to SIMC and its affiliates of providing such services, including a profitability analysis, SIMC’s compliance program, and various other matters. The information provided in connection with the Board meeting was in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the operations and performance of the Fund.

SEI Structured Credit Fund, L.P.

Approval of the Advisory Agreements with the Adviser (Unaudited)

(continued)

The Directors also received a memorandum from Fund counsel regarding the responsibilities of directors in connection with their consideration of an investment advisory agreement. In addition, prior to voting, the Independent Directors received advice from Fund counsel regarding the contents of the Adviser’s written materials.

As noted above, the Board requested and received written materials from SIMC. Specifically, this requested information and written response included: (a) the quality of SIMC’s investment management and other services; (b) SIMC’s investment management personnel; (c) SIMC’s operations and financial condition; (d) SIMC’s investment strategies; (e) the level of the advisory fees that SIMC charges the Fund compared with the advisory fees charged to comparable funds; (f) the overall fees and operating expenses of the Fund compared with similar funds; (g) the level of SIMC’s profitability from its Fund-related operations; (h) SIMC’s compliance systems; (i) SIMC’s policies on and compliance procedures for personal securities transactions; (j) SIMC’s reputation, expertise and resources in domestic and/or international financial markets; and (k) the Fund’s performance compared with benchmark indices.

The Independent Directors met in executive session, outside the presence of Fund management, and the full Board met in executive session to consider and evaluate a variety of factors relating to the approval of the continuation of the Advisory Agreement. The Independent Directors also participated in question and answer sessions with representatives of the Adviser. At the conclusion of the Board’s deliberations, the Board including the Independent Directors unanimously approved the continuation of the Advisory Agreement for an additional one-year period. The approval was based on the Board’s (including the Independent Directors’) consideration and evaluation of a variety of specific factors discussed at the June 22, 2010 Board meeting and other Board meetings held throughout the year, including:

— the nature, extent and quality of the services provided to the Fund under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Fund;

— the Fund’s investment performance and how it compared to that of appropriate benchmarks;

— the expenses of the Fund under the Advisory Agreement and how those expenses compared to those of other comparable funds;

— the profitability of SIMC and its affiliates with respect to the Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and

SEI Structured Credit Fund, L.P.

Approval of the Advisory Agreements with the Adviser (Unaudited)

(concluded)

— the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Fund and the resources of SIMC and its affiliates dedicated to the Fund supported renewal of the Advisory Agreement.

Fund Performance. The Board concluded that, within the context of its full deliberations, the performance of the Fund supported renewal of the Advisory Agreement.

Fund Expenses. The Board concluded that, within the context of its full deliberations, the expenses of the Fund are reasonable and supported renewal of the Advisory Agreement.

Profitability. The Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale. The Board concluded that, within the context of its full deliberations, the Fund obtains reasonable benefit from economies of scale.

Based on its evaluation of the information and the conclusions with respect thereto at its meeting on June 22, 2010, the Board, including all of the Independent Directors, unanimously approved the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Independent Directors and the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board, including the Independent Directors, did not identify any one particular factor or specific piece of information that determined whether to approve the Advisory Agreement.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual report.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit, L.P.

By (Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher, President

Date: September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher, President

Date: September 2, 2010

By (Signature and Title)	/S/ STEPHEN F. PANNER
Stephen F. Panner, Treasurer

Date: September 2, 2010